IMPAIRMENT LOSS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Impairment loss related to goodwill	$ 33,397	$ 18,440,000
Goodwill impairment loss	3,681	3,810,000
Impairment loss related to licensed software	0	14,630,000
Impairment of property plant and equipment	29,716
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment of property plant and equipment	$ 29,716	$ 0